Financial instruments (Tables)	9 Months Ended
Sep. 30, 2022
Financial Instruments [Abstract]
Disclosure of Financial Assets

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
September 30, 2022	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	213.2	—	213.2
Trade and other receivables	308.4	—	—	—	308.4
Cash and cash equivalents	171.6	22.7	—	—	194.3
Liabilities
Derivative financial instruments	—	—	(0.8)	—	(0.8)
Trade and other payables excluding non-financial liabilities	—	—	—	(612.2)	(612.2)
Loans and borrowings	—	—	—	(2,347.9)	(2,347.9)
Total	480.0	22.7	212.4	(2,960.1)	(2,245.0)
Derivative financial instruments relate to the cross currency interest rate swaps used to convert the USD denominated term loan facility from USD floating rate to EUR fixed rate and the currency forward contracts used to hedge future purchases in foreign currencies. The value of the derivatives has moved significantly due to an increase in market interest rates and the appreciation of USD against EUR.
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €219.4 million.

Loans and borrowings includes €71.0 million relating to lease liabilities and are stated gross of capitalized deferred borrowing costs.

	Financial assets at amortized cost	Derivatives at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
December 31, 2021	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	0.5	19.7	—	20.2
Trade and other receivables	201.6	—	—	—	201.6
Cash and cash equivalents	254.2	—	—	—	254.2
Liabilities
Derivative financial instruments	—	(0.1)	(28.0)	—	(28.1)
Trade and other payables excluding non-financial liabilities	—	—	—	(647.1)	(647.1)
Loans and borrowings	—	—	—	(2,236.8)	(2,236.8)
Total	455.8	0.4	(8.3)	(2,883.9)	(2,436.0)

Disclosure of Financial Liabilities

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
September 30, 2022	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	—	213.2	—	213.2
Trade and other receivables	308.4	—	—	—	308.4
Cash and cash equivalents	171.6	22.7	—	—	194.3
Liabilities
Derivative financial instruments	—	—	(0.8)	—	(0.8)
Trade and other payables excluding non-financial liabilities	—	—	—	(612.2)	(612.2)
Loans and borrowings	—	—	—	(2,347.9)	(2,347.9)
Total	480.0	22.7	212.4	(2,960.1)	(2,245.0)
Derivative financial instruments relate to the cross currency interest rate swaps used to convert the USD denominated term loan facility from USD floating rate to EUR fixed rate and the currency forward contracts used to hedge future purchases in foreign currencies. The value of the derivatives has moved significantly due to an increase in market interest rates and the appreciation of USD against EUR.
Trade receivables disclosed in the table above are net of contract liabilities related to discounts and trade marketing expenses of €219.4 million.

Loans and borrowings includes €71.0 million relating to lease liabilities and are stated gross of capitalized deferred borrowing costs.

	Financial assets at amortized cost	Derivatives at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
December 31, 2021	€m	€m	€m	€m	€m
Assets
Derivative financial instruments	—	0.5	19.7	—	20.2
Trade and other receivables	201.6	—	—	—	201.6
Cash and cash equivalents	254.2	—	—	—	254.2
Liabilities
Derivative financial instruments	—	(0.1)	(28.0)	—	(28.1)
Trade and other payables excluding non-financial liabilities	—	—	—	(647.1)	(647.1)
Loans and borrowings	—	—	—	(2,236.8)	(2,236.8)
Total	455.8	0.4	(8.3)	(2,883.9)	(2,436.0)

	Fair value		Carrying value
	September 30, 2022	December 31, 2021	September 30, 2022	December 31, 2021
	€m	€m	€m	€m
Senior EUR/USD loans	1,427.8	1,360.8	1,476.7	1,355.8
Other external debt	0.2	0.1	0.2	0.1
2028 fixed rate senior secured notes	619.6	802.6	800.0	800.0
Less deferred borrowing costs	—	—	(7.9)	(9.4)
	2,047.6	2,163.5	2,269.0	2,146.5